LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes
LEASES

NOTE 4 – LEASES

On December 17, 2020, the Company entered into a 25 ½ month lease agreement for a 2,700-square-foot facility that contains office, warehouse, lab and R&D space in Ft. Myer, Florida. The lease agreement commenced on December 17, 2020 and ends on January 31, 2023. The agreement provided for a total rent of $54,993 over the period. Occupancy of the property commenced on December 17, 2020, there was a 6-week rent holiday and a commencement date of February 1, 2021. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term. Rent is $3,291 per month from January 15, 2021 to January 31, 2022 and $1,154 from February 1, 2022 to January 31, 2023.

The balances for our operating lease where we are the lessee are presented as follows within our condensed consolidated balance sheet:

Operating leases:

Assets:	March 31, 2021	December 31, 2020
Operating lease right-of-use asset	$44,125	$49,984

Liabilities:
Current Portion of Long-Term Operating Lease	$32,362	$29,172
Long-Term Operating Lease, Net of Current Portion	9.928	15,178
	$42,290	$44,350

The components of lease expense are as follows within our condensed consolidated statement of operations:

	For the	For the
	Quarter ended	Quarter ended
	March 31, 2021	March 31, 2020
Operating lease expense	$6,470	$-

Other information related to leases where we are the lessee is as follows:

	For the	For the
	Quarter ended	Year ended
	March 31, 2021	December 31, 2020
Weighted-average remaining lease term:
Operating leases	1.83 Years	2.08 Years

Discount rate:
Operating leases	11.00%	11.00%

Supplemental cash flow information related to leases where we are the lessee is as follows:

For the
Quarter ended
March 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:	$3,291

As of March 31, 2021, the maturities of our operating lease liability are as follows:

Year Ended:	Operating Lease
December 31, 2021	$29,622
December 31, 2022	15,989
December 31, 2023	-
Total minimum lease payments	45,611
Less: Interest	3,321
Present value of lease obligations	42,290
Less: Current portion	32,362
Long-term portion of lease obligations	$9,928

NOTE 5 –LEASES

On December 17, 2020, the Company entered into a 25 ½ month lease agreement for a 2,700-square-foot facility that contains office, warehouse, lab and R&D space in Ft. Myer, Florida. The lease agreement commenced on December 17, 2020 and ends on January 31, 2023. The agreement provided for a total rent of $54,993 over the period. Occupancy of the property commenced on December 17, 2020, there was a 6-week rent holiday and a commencement date of February 1, 2021. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term.  Rent is $3,291 per month from January 15, 2021 to January 31, 2022 and $1,154 from February 1, 2022 to January 31, 2023.

The balances for our operating lease where we are the lessee are presented as follows within our condensed consolidated balance sheet:

Operating leases:

Assets:	December 31, 2020
Operating lease right-of-use asset	$49,984

Liabilities:
Current Portion of Long-Term Operating Lease	$29,172
Long-Term Operating Lease, Net of Current Portion	15,178
$44,350

The components of lease expense are as follows within our condensed consolidated statement of operations:

For the
Year ended
December 31, 2020
Operating lease expense	$620

Other information related to leases where we are the lessee is as follows:

For the
Year ended
December 31, 2020
Weighted-average remaining lease term:
Operating leases	2.08 Years

Discount rate:
Operating leases	11.00%

Supplemental cash flow information related to leases where we are the lessee is as follows:

For the
Year ended
December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:	$6,091

As of December 31, 2020, the maturities of our operating lease liability are as follows:

Year Ended:	Operating Lease
December 31, 2021	$31,759
December 31, 2022	15,989
December 31, 2023	1,154
Total minimum lease payments	48,902
Less: Interest	4,552
Present value of lease obligations	44,350
Less: Current portion	29,172
Long-term portion of lease obligations	$15,178